Taxation - Summary of Net Operating Loss Carryforwards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating tax loss carryforwards expiration in 2015	$ 1,259
Net operating tax loss carryforwards expiration in 2016	1,784
Net operating tax loss carryforwards expiration in 2017	1,971
Net operating tax loss carryforwards expiration in 2018	9,638
Net operating tax loss carryforwards expiration in 2019 and thereafter	9,857
Net operating tax loss carryforwards	$ 24,509